K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com	Jennifer R. Gonzalez
D 202.778.9286 F 202.778.9100 jennifer.gonzalez@klgates.com

April 26, 2021

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Neuberger Berman Next Generation Connectivity Fund Inc.
Registration Statement on Form N-2/A; File Nos. 333-252699; 811- 23635

Dear Sir or Madam:

Transmitted herewith for filing on behalf of the above-referenced closed-end, management investment company (the “Fund”) pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) relating to the Fund’s issuance of common stock. The Amendment is being filed primarily to incorporate the preliminary “red herring” prospectus and SAI in the form they are expected to be used and to include exhibits in the Registration Statement. The Amendment is marked to show changes made since the previous filing.  This transmission includes a conformed signature page. The signed original of this document is maintained at the offices of the Fund.

The Fund’s Registration Statement was originally filed on February 3, 2021 (Accession No. 0000898432-21-000095) and a filing fee of $109.10, required by Section 6 of the 1933 Act, was paid at that time. No filing fee will be paid with the Amendment because the Fund is not registering additional shares at this time. The Fund's Notification of Registration on Form N-8A was filed on February 3, 2021, and amended on March 17, 2021, to reflect the Fund’s change in name.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9286 or Arthur C. Delibert at (202) 778-9042.  Thank you for your attention to this matter.

Sincerely, /s/ Jennifer R. Gonzalez Jennifer R. Gonzalez